UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-5719

Dreyfus Stock Index Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	6/30/08

FORM N-CSR

Item 1.	Reports to Stockholders.

Dreyfus Stock Index Fund, Inc.

SEMIANNUAL REPORT June 30, 2008

BNY MELLON
ASSET MANAGEMENT

Dreyfus

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	A Letter from the CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
23	Statement of Financial Futures
24	Statement of Assets and Liabilities
25	Statement of Operations
26	Statement of Changes in Net Assets
28	Financial Highlights
30	Notes to Financial Statements
39	Information About the Review and Approval
of the Fund’s Management Agreement
FOR MORE INFORMATION

Back Cover

Dreyfus
Stock Index Fund, Inc.

The	Fund

A LETTER FROM THE CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Stock Index Fund, Inc., covering the six-month period from January 1, 2008, through June 30, 2008.

The U.S.equity markets remained turbulent over the first half of 2008 and ended with June posting one of the worst monthly performance slumps on record. A continuously weakening U.S. housing market, surging inflation, devaluation of the U.S. dollar and lingering credit concerns continued to dampen investor sentiment. Of the ten economic sectors represented by the S&P 500® Composite Stock Index, only two —energy and materials — posted positive absolute returns for the reporting period.The financials sector was the hardest-hit industry group, primarily due to massive sub-prime related losses among global financial institutions.

While the U.S and global economy clearly has slowed, the news is not all bad.We have seen signs of more orderly deleveraging among financial institutions, and it appears that most of the damage caused by last year’s sub-prime fiasco has been exposed and, to an extent, ameliorated. Moreover, the global upsurge in inflation should persist longer in fast-growing emerging markets than in more developed countries. These factors support our view that many areas of the stock market may have been punished too severely in the downturn, creating potential long-term opportunities for patient investors. As always, your financial advisor can help you identify suitable investments that may be right for you and your long-term investment goals.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Manager.

Thank you for your continued confidence and support.

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2008, through June 30, 2008, as provided by Thomas Durante, CFA, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended June 30, 2008, Dreyfus Stock Index Fund’s Initial shares produced a total return of –12.01%, and its Service shares produced a total return of –12.13% .1 In comparison, the fund’s benchmark, the Standard & Poor’s 500 Composite Stock Price Index (the “S&P 500 Index”), produced a total return of –11.90% for the same period.2,3

Large-cap stocks produced disappointing results in a challenging market environment as investors became concerned over an intensifying housing contraction, tighter credit conditions, mounting job losses and higher food and energy prices.The difference in returns between the fund and the S&P 500 Index was primarily the result of transaction costs and operating expenses that are not reflected in the S&P 500 Index’s performance.

The Fund’s Investment Approach

The fund seeks to match the total return of the S&P 500 Index by generally investing in all 500 stocks in the S&P 500 Index in proportion to their respective weighting. Often considered a barometer for the stock market in general, the S&P 500 Index is made up of 500 widely held common stocks across 10 economic sectors. Each stock is weighted by its market capitalization; that is, larger companies have greater representation in the S&P 500 Index than smaller ones. The S&P 500 Index is dominated by large-cap, blue-chip stocks that comprise nearly 75% of total U.S. market capitalization.

Consumers Struggled in a Weaker Economy

U.S. stocks generally produced disappointing results during the reporting period due to an onslaught of negative economic news.The most prominent of these factors was the continued deterioration of the U.S. housing market. As housing values declined, mortgage defaults, delinquencies and foreclosures rose sharply, fueling ongoing turmoil in the sub-prime mortgage market.The stocks of companies in the financials

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

sector plummeted when major commercial banks, investment banks and bond insurers reported massive sub-prime related losses.

Escalating commodities prices not only have resulted in higher oil, gas and home heating costs for consumers, but also have burdened families with higher food costs.The increased use of corn for the production of ethanol as an alternative energy source has resulted in higher feed costs for farmers and, in turn, rising milk, dairy, cereal and meat costs for consumers. Higher gasoline prices also increased transportation and shipping costs for food producers. These factors caused consumers to cut back on spending in other, more discretionary areas.

Financial Companies Report Sizable Losses

The bulk of the S&P 500 Index’s negative return can be traced to financial stocks, where the effects of the sub-prime mortgage market were widespread and severe. Mortgage companies, banks and brokerage firms fell sharply amid the sub-prime mortgage debacle, the subsequent global credit crisis and stock market downturn. Capital markets firms suffered substantial losses in their mortgage- and asset-backed securities portfolios, with some industry giants losing roughly half of their market value over the first half of 2008. Insurance companies also declined due to fewer new homes to insure and elevated claims from hurricanes, floods and other natural disasters.

Information technology stocks also disappointed, but to a much smaller degree than the financials sector. Software developers suffered from increased competition, slowing online sales and large overseas exposure, where sales have fallen due to the global economic slowdown.A number of hardware producers, semiconductor manufacturers and wireless communications equipment makers were hurt by slowing personal computer sales to individuals and corporations. In the health care area, pharmaceutical companies encountered increased competition from generic drugs and more stringent FDA approval standards.Managed care providers were hurt by rising medical costs and declining subscriber growth, which prompted several HMOs to drop entire states from their rosters.

On the other hand, the S&P 500 Index posted better returns in its energy component, as integrated energy producers and oil service providers benefited from strong global demand. Concerns regarding tight oil supplies and rising demand helped boost returns for exploration-and-production companies, especially deepwater drillers. Metals-and-mining stocks also enjoyed strong returns due to higher commodities prices, while railroads benefited from strong exports of coal, food and military parts.

Index Funds Offer Diversification Benefits

As an index fund, we attempt to replicate the returns of the S&P 500 Index by closely approximating the composition of the S&P 500 Index. In our view, one of the greatest benefits of an index fund is that it offers a broadly diversified investment vehicle that can help investors manage risks by limiting the impact on the overall portfolio of unexpected losses in any single industry group or holding. In addition, the fund’s investments are not affected by any individual’s preference for one market or security over another. Instead, the fund employs a passive management approach in which all investment decisions are based on the composition of the S&P 500 Index.

July 15, 2008

The fund is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the fund directly. A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals.The investment objective and policies of Dreyfus Stock Index Fund, Inc. made available through insurance products may be similar to other funds/portfolios managed or advised by Dreyfus.
However, the investment results of the fund may be higher or lower than, and may not be comparable to, those of any other Dreyfus fund/portfolio.
[1]	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in which shareholders are given at least 180 days’ notice, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.
[2]	SOURCE: LIPPER INC. — Reflects reinvestment of dividends daily and, where applicable, capital gain distributions.The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance.
[3]	“Standard & Poor’s®,”“S&P®,”“Standard & Poor’s 500®” and “S&P 500®” are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by the fund.The fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the fund.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Stock Index Fund, Inc. from January 1, 2008 to June 30, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2008
	Initial Shares	Service Shares

Expenses paid per $1,000 †	$ 1.31	$ 2.43
Ending value (after expenses)	$879.90	$878.70

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2008
	Initial Shares	Service Shares

Expenses paid per $1,000 †	$ 1.41	$ 2.61
Ending value (after expenses)	$1,023.47	$1,022.28

† Expenses are equal to the fund’s annualized expense ratio of .28% for Initial shares and .52% for Service shares, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
June 30, 2008 (Unaudited)

Common Stocks—98.4%	Shares	Value ($)

Consumer Discretionary—8.0%
Abercrombie & Fitch, Cl. A	19,800 [a]	1,241,064
Amazon.com	71,400 [a,b]	5,235,762
Apollo Group, Cl. A	31,650 [b]	1,400,829
AutoNation	31,100 [a,b]	311,622
AutoZone	9,900 [b]	1,197,999
Bed Bath & Beyond	60,300 [a,b]	1,694,430
Best Buy	79,925 [a]	3,165,030
Big Lots	18,900 [a,b]	590,436
Black & Decker	14,000 [a]	805,140
Carnival	100,524	3,313,271
CBS, Cl. B	156,793 [a]	3,055,896
Centex	28,200 [a]	377,034
Clear Channel Communications	114,647	4,035,574
Coach	78,800 [b]	2,275,744
Comcast, Cl. A	683,787	12,971,439
D.R. Horton	63,100 [a]	684,635
Darden Restaurants	33,050	1,055,617
Dillard’s, Cl. A	13,200 [a]	152,724
DIRECTV Group	164,100 [a,b]	4,251,831
E.W. Scripps, Cl. A	20,600 [a]	855,724
Eastman Kodak	66,400 [a]	958,152
Expedia	48,000 [a,b]	882,240
Family Dollar Stores	32,350 [a]	645,059
Ford Motor	515,244 [a,b]	2,478,324
Fortune Brands	35,450	2,212,434
GameStop, Cl. A	37,100 [b]	1,498,840
Gannett	52,888 [a]	1,146,083
Gap	104,751 [a]	1,746,199
General Motors	130,348 [a]	1,499,002
Genuine Parts	38,050	1,509,824
Goodyear Tire & Rubber	55,300 [a,b]	985,999
H & R Block	74,900	1,602,860
Harley-Davidson	54,900 [a]	1,990,674
Harman International Industries	13,900	575,321
Hasbro	32,850 [a]	1,173,402

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Consumer Discretionary (continued)
Home Depot	391,944	9,179,328
IAC/InterActiveCorp	41,600 [b]	802,048
International Game Technology	72,000	1,798,560
Interpublic Group of Cos.	108,493 [a,b]	933,040
J.C. Penney	51,100	1,854,419
Johnson Controls	136,800 [a]	3,923,424
Jones Apparel Group	19,900 [a]	273,625
KB Home	17,700 [a]	299,661
Kohl’s	70,823 [a,b]	2,835,753
Leggett & Platt	38,600 [a]	647,322
Lennar, Cl. A	32,000 [a]	394,880
Limited Brands	71,600	1,206,460
Liz Claiborne	22,900 [a]	324,035
Lowe’s Cos.	338,020	7,013,915
Macy’s	97,108	1,885,837
Marriott International, Cl. A	69,300	1,818,432
Mattel	83,195	1,424,298
McDonald’s	261,755	14,715,866
McGraw-Hill	74,300	2,980,916
Meredith	8,700 [a]	246,123
New York Times, Cl. A	33,100 [a]	509,409
Newell Rubbermaid	63,778	1,070,833
News, Cl. A	531,800	7,998,272
NIKE, Cl. B	88,200 [a]	5,257,602
Nordstrom	41,200 [a]	1,248,360
Office Depot	62,900 [b]	688,126
Omnicom Group	73,860	3,314,837
Polo Ralph Lauren	13,600 [a]	853,808
Pulte Homes	49,200 [a]	473,796
RadioShack	30,200 [a]	370,554
Sears Holdings	16,188 [a,b]	1,192,408
Sherwin-Williams	23,500 [a]	1,079,355
Snap-On	13,300 [a]	691,733
Stanley Works	18,000 [a]	806,940
Staples	161,425	3,833,844
Starbucks	168,200 [b]	2,647,468

Common Stocks (continued)	Shares	Value ($)

Consumer Discretionary (continued)
Starwood Hotels & Resorts Worldwide	43,400	1,739,038
Target	179,742	8,356,206
Tiffany & Co.	29,200 [a]	1,189,900
Time Warner	826,368	12,230,246
TJX Cos.	98,050	3,085,634
VF	20,200	1,437,836
Viacom, Cl. B	146,093 [b]	4,461,680
Walt Disney	440,009	13,728,281
Washington Post, Cl. B	1,330 [a]	780,577
Wendy’s International	20,100	547,122
Whirlpool	17,432 [a]	1,076,077
Wyndham Worldwide	40,760	730,012
Yum! Brands	109,500 [a]	3,842,355
		209,376,465
Consumer Staples—10.6%
Altria Group	485,543	9,982,764
Anheuser-Busch	164,750	10,234,270
Archer-Daniels-Midland	148,205	5,001,919
Avon Products	98,300	3,540,766
Brown-Forman, Cl. B	19,400 [a]	1,466,058
Campbell Soup	50,749	1,698,062
Clorox	31,950	1,667,790
Coca-Cola	461,342	23,980,557
Coca-Cola Enterprises	66,200	1,145,260
Colgate-Palmolive	117,450	8,115,795
ConAgra Foods	112,350	2,166,108
Constellation Brands, Cl. A	44,700 [a,b]	887,742
Costco Wholesale	100,150	7,024,521
CVS Caremark	329,834	13,051,531
Dean Foods	34,900 [b]	684,738
Estee Lauder, Cl. A	26,300 [a]	1,221,635
General Mills	77,600	4,715,752
H.J. Heinz	72,600	3,473,910
Hershey	38,778 [a]	1,271,143
Kellogg	58,600	2,813,972
Kimberly-Clark	96,798	5,786,584

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Consumer Staples (continued)
Kraft Foods, Cl. A	350,124	9,961,028
Kroger	152,748	4,409,835
Lorillard	40,130 [b]	2,775,370
McCormick & Co.	29,500	1,051,970
Molson Coors Brewing, Cl. B	32,300 [a]	1,754,859
Pepsi Bottling Group	31,550	880,876
PepsiCo	366,291	23,292,445
Philip Morris International	487,143	24,059,993
Procter & Gamble	705,041	42,873,543
Reynolds American	39,400	1,838,798
Safeway	101,369	2,894,085
Sara Lee	163,998	2,008,976
SUPERVALU	48,751	1,505,918
SYSCO	139,050 [a]	3,825,266
Tyson Foods, Cl. A	63,100	942,714
UST	34,400 [a]	1,878,584
Wal-Mart Stores	537,329	30,197,890
Walgreen	228,300	7,422,033
Whole Foods Market	32,100 [a]	760,449
Wm. Wrigley Jr.	49,825	3,875,389
		278,140,898
Energy—16.0%
Anadarko Petroleum	107,768	8,065,357
Apache	77,022	10,706,058
Baker Hughes	71,260	6,223,848
BJ Services	67,500	2,155,950
Cabot Oil & Gas	21,900	1,483,287
Cameron International	50,300 [a,b]	2,784,105
Chesapeake Energy	110,800	7,308,368
Chevron	477,661	47,350,535
ConocoPhillips	356,193	33,621,057
Consol Energy	42,000	4,719,540
Devon Energy	103,000	12,376,480
El Paso	161,379	3,508,379
ENSCO International	33,100 [a]	2,672,494
EOG Resources	57,300	7,517,760

Common Stocks (continued)	Shares	Value ($)

Energy (continued)
Exxon Mobil	1,220,218	107,537,812
Halliburton	201,502	10,693,711
Hess	64,900	8,189,731
Marathon Oil	163,280	8,469,334
Massey Energy	18,600	1,743,750
Murphy Oil	43,700 [a]	4,284,785
Nabors Industries	64,600 [a,b]	3,180,258
National Oilwell Varco	95,900 [b]	8,508,248
Noble	61,900	4,021,024
Noble Energy	39,600	3,982,176
Occidental Petroleum	189,500	17,028,470
Peabody Energy	62,700 [a]	5,520,735
Range Resources	35,700	2,339,778
Rowan	25,600 [a]	1,196,800
Schlumberger	275,900	29,639,937
Smith International	46,300	3,849,382
Southwestern Energy	78,800 [b]	3,751,668
Spectra Energy	145,723	4,188,079
Sunoco	27,100 [a]	1,102,699
Tesoro	31,700 [a]	626,709
Transocean	73,668 [b]	11,226,267
Valero Energy	122,000	5,023,960
Weatherford International	156,900 [b]	7,780,671
Williams	134,771	5,432,619
XTO Energy	117,932	8,079,521
		417,891,342
Financial—14.0%
ACE	76,850	4,233,666
Aflac	109,792	6,894,938
Allstate	127,171	5,797,726
American Capital Strategies	46,900 [a]	1,114,813
American Express	267,473	10,075,708
American International Group	620,373	16,415,070
Ameriprise Financial	52,234	2,124,357
AON	68,950	3,167,563
Apartment Investment & Management, Cl. A	21,149 [a]	720,335

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Financial (continued)
Assurant	22,000	1,451,120
AvalonBay Communities	17,700	1,578,132
Bank of America	1,028,265	24,544,686
Bank of New York Mellon	264,163	9,993,286
BB & T	125,800 [a]	2,864,466
Boston Properties	27,500 [a]	2,481,050
Capital One Financial	86,600 [a]	3,291,666
CB Richard Ellis Group, Cl. A	40,000 [a,b]	768,000
Charles Schwab	216,278 [a]	4,442,350
Chubb	84,400	4,136,444
Cincinnati Financial	38,130	968,502
CIT Group	65,000 [a]	442,650
Citigroup	1,257,290	21,072,180
CME Group	12,550	4,809,034
Comerica	34,700 [a]	889,361
Countrywide Financial	133,798 [a]	568,641
Developers Diversified Realty	27,500 [a]	954,525
Discover Financial Services	110,358 [a]	1,453,415
E*TRADE FINANCIAL	106,400 [a,b]	334,096
Equity Residential	62,150	2,378,480
Federal National Mortgage Association	245,809	4,795,734
Federated Investors, Cl. B	19,900	684,958
Fifth Third Bancorp	132,692 [a]	1,350,805
First Horizon National	42,900 [a]	318,747
Franklin Resources	36,200	3,317,730
Freddie Mac	148,815 [a]	2,440,566
General Growth Properties	61,400 [a]	2,150,842
Genworth Financial, Cl. A	99,600	1,773,876
Goldman Sachs Group	91,050	15,924,645
Hartford Financial Services Group	72,350	4,671,639
HCP	54,000	1,717,740
Host Hotels & Resorts	120,600 [a]	1,646,190
Hudson City Bancorp	119,400	1,991,592
Huntington Bancshares	84,304 [a]	486,434
IntercontinentalExchange	16,200 [b]	1,846,800
Janus Capital Group	34,000 [a]	899,980

Common Stocks (continued)	Shares	Value ($)

Financial (continued)
JPMorgan Chase & Co.	797,454	27,360,647
KeyCorp	111,466 [a]	1,223,897
Kimco Realty	58,200 [a]	2,009,064
Legg Mason	32,600 [a]	1,420,382
Lehman Brothers Holdings	160,860 [a]	3,186,637
Leucadia National	40,800 [a]	1,915,152
Lincoln National	59,900	2,714,668
Loews	83,579	3,919,855
M & T Bank	17,700 [a]	1,248,558
Marsh & McLennan Cos.	118,158	3,137,095
Marshall & Ilsley	60,299	924,384
MBIA	48,450 [a]	212,695
Merrill Lynch & Co.	227,531 [a]	7,215,008
MetLife	164,000	8,654,280
MGIC Investment	27,800 [a]	169,858
Moody’s	47,400 [a]	1,632,456
Morgan Stanley	255,716	9,223,676
National City	175,099 [a]	835,222
Northern Trust	44,190	3,030,108
NYSE Euronext	61,000 [a]	3,090,260
Plum Creek Timber	39,450 [a]	1,684,909
PNC Financial Services Group	79,823	4,557,893
Principal Financial Group	59,550 [a]	2,499,313
Progressive	156,228	2,924,588
ProLogis	60,500	3,288,175
Prudential Financial	100,650 [a]	6,012,831
Public Storage	28,700 [a]	2,318,673
Regions Financial	159,788 [a]	1,743,287
Safeco	20,650	1,386,854
Simon Property Group	51,900 [a]	4,665,291
SLM	107,500 [b]	2,080,125
Sovereign Bancorp	110,205 [a]	811,109
State Street	98,550	6,306,215
SunTrust Banks	80,850 [a]	2,928,387
T. Rowe Price Group	60,700	3,427,729
Torchmark	21,000	1,231,650

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Financial (continued)
Travelers Cos.	139,634	6,060,116
U.S. Bancorp	402,005	11,211,919
Unum Group	79,869 [a]	1,633,321
Vornado Realty Trust	31,100 [a]	2,736,800
Wachovia	493,708 [a]	7,667,285
Washington Mutual	243,717 [a]	1,201,525
Wells Fargo & Co.	762,714	18,114,458
XL Capital, Cl. A	41,000	842,960
Zions Bancorporation	24,700 [a]	777,803
		367,221,656
Health Care—11.7%
Abbott Laboratories	355,976	18,856,049
Aetna	111,964	4,537,901
Allergan	71,000	3,695,550
AmerisourceBergen	37,418	1,496,346
Amgen	251,424 [b]	11,857,156
Applera—Applied Biosystems Group	38,550	1,290,654
Barr Pharmaceuticals	24,900 [b]	1,122,492
Baxter International	144,850	9,261,709
Becton, Dickinson & Co.	56,200	4,569,060
Biogen Idec	67,627 [b]	3,779,673
Boston Scientific	309,363 [b]	3,802,071
Bristol-Myers Squibb	457,128	9,384,838
C.R. Bard	23,100	2,031,645
Cardinal Health	82,100	4,234,718
Celgene	100,700 [b]	6,431,709
CIGNA	64,513	2,283,115
Coventry Health Care	35,600 [b]	1,082,952
Covidien	115,417	5,527,320
Eli Lilly & Co.	228,437	10,544,652
Express Scripts	58,200 [b]	3,650,304
Forest Laboratories	71,700 [b]	2,490,858
Genzyme	61,650 [b]	4,440,033
Gilead Sciences	213,000 [a,b]	11,278,350
Hospira	36,577 [b]	1,467,103
Humana	39,200 [b]	1,558,984

Common Stocks (continued)	Shares	Value ($)

Health Care (continued)
IMS Health	42,250	984,425
Intuitive Surgical	8,900 [b]	2,397,660
Johnson & Johnson	650,802	41,872,601
King Pharmaceuticals	56,666 [a,b]	593,293
Laboratory Corp. of America Holdings	25,400 [a,b]	1,768,602
McKesson	64,069	3,582,098
Medco Health Solutions	116,998 [b]	5,522,306
Medtronic	259,373	13,422,553
Merck & Co.	495,666	18,681,652
Millipore	12,700 [a,b]	861,822
Mylan	70,100 [a,b]	846,107
Patterson Cos.	29,800 [b]	875,822
PerkinElmer	27,068	753,844
Pfizer	1,562,311	27,293,573
Quest Diagnostics	36,200	1,754,614
Schering-Plough	373,351	7,351,281
St. Jude Medical	79,200 [b]	3,237,696
Stryker	54,900	3,452,112
Tenet Healthcare	109,300 [a,b]	607,708
Thermo Fisher Scientific	96,400 [b]	5,372,372
UnitedHealth Group	283,700	7,447,125
Varian Medical Systems	28,900 [b]	1,498,465
Waters	23,050 [b]	1,486,725
Watson Pharmaceuticals	23,900 [b]	649,363
WellPoint	121,500 [b]	5,790,690
Wyeth	308,120	14,777,435
Zimmer Holdings	53,702 [b]	3,654,421
		307,211,607
Industrial—10.9%
3M	162,998	11,343,031
Allied Waste Industries	77,700 [b]	980,574
Avery Dennison	24,550 [a]	1,078,481
Boeing	173,520	11,403,734
Burlington Northern Santa Fe	67,692	6,761,754
C.H. Robinson Worldwide	39,500	2,166,180
Caterpillar	141,930	10,477,273

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Industrial (continued)
Cintas	30,100	797,951
Cooper Industries, Cl. A	40,600	1,603,700
CSX	93,500	5,872,735
Cummins	46,600	3,053,232
Danaher	58,600 [a]	4,529,780
Deere & Co.	99,500	7,176,935
Dover	44,250	2,140,372
Eaton	37,800	3,211,866
Emerson Electric	180,280	8,914,846
Equifax	29,850	1,003,557
Expeditors International Washington	49,100	2,111,300
FedEx	71,640	5,644,516
Fluor	20,400 [a]	3,796,032
General Dynamics	92,072	7,752,462
General Electric	2,301,783	61,434,588
Goodrich	28,800	1,366,848
Honeywell International	171,424	8,619,199
Illinois Tool Works	92,200	4,380,422
Ingersoll-Rand, Cl. A	73,384	2,746,763
ITT	41,800	2,647,194
Jacobs Engineering Group	27,900 [a,b]	2,251,530
L-3 Communications Holdings	28,202	2,562,716
Lockheed Martin	77,960	7,691,534
Manitowoc	29,900	972,647
Masco	84,000 [a]	1,321,320
Monster Worldwide	28,900 [a,b]	595,629
Norfolk Southern	86,650	5,430,355
Northrop Grumman	79,004	5,285,368
Paccar	84,502	3,534,719
Pall	28,201 [a]	1,119,016
Parker Hannifin	38,762	2,764,506
Pitney Bowes	48,600	1,657,260
Precision Castparts	32,000	3,083,840
R.R. Donnelley & Sons	49,450	1,468,170
Raytheon	98,250	5,529,510
Robert Half International	36,600	877,302

Common Stocks (continued)	Shares	Value ($)

Industrial (continued)
Rockwell Automation	34,200	1,495,566
Rockwell Collins	37,450	1,796,102
Ryder System	13,400 [a]	922,992
Southwest Airlines	169,412	2,209,132
Terex	23,400 [b]	1,202,058
Textron	57,300	2,746,389
Tyco International	111,717	4,473,149
Union Pacific	119,356	9,011,378
United Parcel Service, Cl. B	235,750	14,491,553
United Technologies	224,782	13,869,049
W.W. Grainger	15,500	1,267,900
Waste Management	114,054	4,300,976
		286,946,991
Information Technology—16.2%
Adobe Systems	122,500 [b]	4,825,275
Advanced Micro Devices	139,500 [a,b]	813,285
Affiliated Computer Services, Cl. A	22,100 [a,b]	1,182,129
Agilent Technologies	84,090 [b]	2,988,559
Akamai Technologies	38,500 [a,b]	1,339,415
Altera	70,800	1,465,560
Analog Devices	67,700	2,150,829
Apple	203,600 [b]	34,090,784
Applied Materials	313,000	5,975,170
Autodesk	51,700 [b]	1,747,977
Automatic Data Processing	120,378	5,043,838
BMC Software	44,300 [b]	1,594,800
Broadcom, Cl. A	103,287 [b]	2,818,702
CA	89,909	2,075,999
Ciena	20,085 [a,b]	465,369
Cisco Systems	1,364,118 [b]	31,729,385
Citrix Systems	42,700 [b]	1,255,807
Cognizant Technology Solutions, Cl. A	66,400 [b]	2,158,664
Computer Sciences	35,000 [b]	1,639,400
Compuware	63,200 [b]	602,928
Convergys	29,202 [b]	433,942
Corning	363,698	8,383,239

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Information Technology (continued)
Dell	466,712 [b]	10,211,659
eBay	255,300 [b]	6,977,349
Electronic Arts	73,500 [b]	3,265,605
Electronic Data Systems	117,350	2,891,504
EMC	477,444 [b]	7,013,652
Fidelity National Information Services	39,400	1,454,254
Fiserv	37,882 [b]	1,718,706
Google, Cl. A	53,650 [b]	28,242,433
Hewlett-Packard	569,480	25,176,711
Intel	1,322,810	28,413,959
International Business Machines	317,168	37,593,923
Intuit	75,500 [b]	2,081,535
Jabil Circuit	47,900	786,039
JDS Uniphase	51,799 [a,b]	588,437
Juniper Networks	120,600 [a,b]	2,674,908
KLA-Tencor	39,200 [a]	1,595,832
Lexmark International, Cl. A	21,850 [b]	730,445
Linear Technology	50,850 [a]	1,656,184
LSI	152,300 [a,b]	935,122
MEMC Electronic Materials	52,600 [b]	3,237,004
Microchip Technology	43,500 [a]	1,328,490
Micron Technology	175,150 [a,b]	1,050,900
Microsoft	1,849,696	50,885,137
Molex	32,375 [a]	790,274
Motorola	519,285 [a]	3,811,552
National Semiconductor	49,800	1,022,892
NetApp	79,100 [a,b]	1,713,306
Novell	81,100 [b]	477,679
Novellus Systems	23,500 [a,b]	497,965
NVIDIA	128,000 [b]	2,396,160
Oracle	915,992 [b]	19,235,832
Paychex	74,575	2,332,706
QLogic	30,900 [b]	450,831
QUALCOMM	373,800	16,585,506
SanDisk	52,800 [a,b]	987,360
Sun Microsystems	182,546 [a,b]	1,986,100

Common Stocks (continued)	Shares	Value ($)

Information Technology (continued)
Symantec	194,979 [b]	3,772,844
Tellabs	95,300 [b]	443,145
Teradata	41,400 [b]	957,996
Teradyne	40,200 [b]	445,014
Texas Instruments	305,448	8,601,416
Total System Services	45,800	1,017,676
Tyco Electronics	110,417	3,955,137
Unisys	81,400 [b]	321,530
VeriSign	44,800 [a,b]	1,693,440
Western Union	172,640	4,267,661
Xerox	207,666	2,815,951
Xilinx	65,900	1,663,975
Yahoo!	317,776 [b]	6,565,252
		424,100,044
Materials—3.8%
Air Products & Chemicals	48,650	4,809,539
AK Steel Holding	25,300	1,745,700
Alcoa	188,256	6,705,679
Allegheny Technologies	23,236 [a]	1,377,430
Ashland	12,900	621,780
Ball	22,500	1,074,150
Bemis	22,900 [a]	513,418
Dow Chemical	214,852	7,500,483
E.I. du Pont de Nemours & Co.	208,050	8,923,264
Eastman Chemical	17,600 [a]	1,211,936
Ecolab	40,400	1,736,796
Freeport-McMoRan Copper & Gold	88,482 [a]	10,369,206
Hercules	26,100 [a]	441,873
International Flavors & Fragrances	18,700	730,422
International Paper	98,520 [a]	2,295,516
MeadWestvaco	40,039 [a]	954,530
Monsanto	126,726	16,023,235
Newmont Mining	104,854	5,469,185
Nucor	72,400	5,406,108
Pactiv	30,050 [b]	637,961
PPG Industries	37,733	2,164,742

The Fund 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Materials (continued)
Praxair	72,100	6,794,704
Rohm & Haas	28,841 [a]	1,339,376
Sealed Air	37,246 [a]	708,046
Sigma-Aldrich	29,800	1,605,028
Titanium Metals	22,800 [a]	318,972
United States Steel	27,100 [a]	5,007,538
Vulcan Materials	25,000 [a]	1,494,500
Weyerhaeuser	48,800 [a]	2,495,632
		100,476,749
Telecommunication Services—3.3%
American Tower, Cl. A	91,600 [b]	3,870,100
AT & T	1,371,930	46,220,322
CenturyTel	24,600 [a]	875,514
Citizens Communications	75,500 [a]	856,170
Embarq	34,108	1,612,285
Qwest Communications International	354,162 [a]	1,391,857
Sprint Nextel	656,161	6,233,530
Verizon Communications	658,313	23,304,280
Windstream	104,528	1,289,876
		85,653,934
Utilities—3.9%
AES	154,100 [b]	2,960,261
Allegheny Energy	38,500	1,929,235
Ameren	48,100 [a]	2,031,263
American Electric Power	92,250	3,711,217
CenterPoint Energy	75,346	1,209,303
CMS Energy	51,900 [a]	773,310
Consolidated Edison	62,700 [a]	2,450,943
Constellation Energy Group	40,950	3,361,995
Dominion Resources	133,484 [a]	6,339,155
DTE Energy	37,550 [a]	1,593,622
Duke Energy	290,847	5,054,921
Dynergy, Cl. A	114,228 [b]	976,649
Edison International	75,000	3,853,500
Entergy	44,250	5,331,240

Common Stocks (continued)	Shares	Value ($)

Utilities (continued)
Exelon	151,450	13,624,442
FirstEnergy	70,233	5,782,283
FPL Group	94,200	6,177,636
Integrys Energy	17,629 [a]	896,082
Nicor	10,400 [a]	442,936
NiSource	63,153 [a]	1,131,702
Pepco Holdings	46,300	1,187,595
PG & E	82,550	3,276,409
Pinnacle West Capital	23,100 [a]	710,787
PPL	86,000	4,495,220
Progress Energy	59,885	2,504,990
Public Service Enterprise Group	117,100	5,378,403
Questar	39,800	2,827,392
Sempra Energy	57,795 [a]	3,262,528
Southern	177,210	6,188,173
TECO Energy	48,600	1,044,414
Xcel Energy	98,795	1,982,816
		102,490,422
Total Common Stocks
(cost $1,843,124,048)		2,579,510,108

	Principal
Short-Term Investments—.3%	Amount ($)	Value ($)

U.S. Treasury Bills:
1.07%, 7/17/08	1,200,000 [c]	1,199,251
1.20%, 7/24/08	1,500,000 [c]	1,498,563
1.77%, 9/25/08	3,000,000	2,987,709
1.81%, 8/21/08	750,000 [c]	748,172
Total Short-Term Investments
(cost $6,433,671)		6,433,695

Other Investment—1.3%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $33,854,000)	33,854,000 [d]	33,854,000

The Fund 21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral
for Securities Loaned—6.6%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $173,507,882)	173,507,882 [d]	173,507,882

Total Investments (cost $2,056,919,601)	106.6%	2,793,305,685
Liabilities, Less Cash and Receivables	(6.6%)	(171,784,918)
Net Assets	100.0%	2,621,520,767

[a] All or a portion of these securities are on loan. At June 30, 2008, the total market value of the fund’s securities on loan is $178,766,837 and the total market value of the collateral held by the fund is $189,125,199, consisting of cash collateral of $173,507,882 and U.S. Government and Agency securities valued at $15,617,317.
[b] Non-income producing security.
[c] All or partially held by a broker as collateral for open financial futures positions.
[d] Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †

	Value (%)	Value (%)

Information Technology	16.2	Short-Term/Money Market Investments	8.2
Energy	16.0	Consumer Discretionary	8.0
Financial	14.0	Utilities	3.9
Health Care	11.7	Materials	3.8
Industrial	10.9	Telecommunication Services	3.3
Consumer Staples	10.6		106.6

† Based on net assets.
See notes to financial statements.

STATEMENT OF FINANCIAL FUTURES
June 30, 2008 (Unaudited)

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 6/30/2008 ($)

Financial Futures Long
Standard & Poor’s 500	141	45,158,775	September 2008	(2,021,867)

See notes to financial statements.

The Fund 23

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2008 (Unaudited)

	Cost	Value

Assets ($):
Investments in securities—See Statement
of Investments (including securities on loan,
valued at $178,766,837)—Note 1(b):
Unaffiliated issuers	1,849,557,719	2,585,943,803
Affiliated issuers	207,361,882	207,361,882
Cash		3,180,138
Dividends and interest receivable		3,613,969
Receivable for shares of Common Stock subscribed		172,565
Receivable for futures variation margin—Note 4		43,285
Prepaid expenses		222,073
		2,800,537,715

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		647,196
Liability for securities on loan—Note 1(b)		173,507,882
Payable for shares of Common Stock redeemed		2,485,992
Payable for investment securities purchased		1,745,320
Accrued expenses		630,558
		179,016,948

Net Assets ($)		2,621,520,767

Composition of Net Assets ($):
Paid-in capital		1,881,171,579
Accumulated undistributed investment income—net		1,172,727
Accumulated net realized gain (loss) on investments		4,812,244
Accumulated net unrealized appreciation
(depreciation) on investments [including ($2,021,867)
net unrealized (depreciation) on financial futures]		734,364,217

Net Assets ($)		2,621,520,767

Net Asset Value Per Share
	Initial Shares	Service Shares

Net Assets ($)	2,205,480,313	416,040,454
Shares Outstanding	67,679,653	12,762,084

Net Asset Value Per Share ($)	32.59	32.60

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2008 (Unaudited)

Investment Income ($):
Income:
Dividends:
Unaffiliated issuers	29,610,115
Affiliated issuers	439,792
Income from securities lending	583,213
Interest	45,054
Total Income	30,678,174
Expenses:
Management fee—Note 3(a)	3,503,176
Distribution fees (Service Shares)—Note 3(b)	576,259
Prospectus and shareholders’ reports	218,888
Directors’ fees and expenses—Note 3(d)	84,262
Professional fees	26,444
Shareholder servicing costs (Initial Shares)—Note 3(c)	16,623
Loan commitment fees—Note 2	15,000
Custodian fees—Note 3(c)	14,574
Miscellaneous	59,152
Total Expenses	4,514,378
Less—reduction in fees due to earnings credits—Note 1(b)	(75)
Net Expenses	4,514,303
Investment Income-Net	26,163,871

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	151,261,963
Net realized gain (loss) on financial futures	(1,898,935)
Net Realized Gain (Loss)	149,363,028
Net unrealized appreciation (depreciation)
on investments [including ($2,118,587) net
unrealized (depreciation) on financial futures]	(552,326,486)
Net Realized and Unrealized Gain (Loss) on Investments	(402,963,458)
Net (Decrease) in Net Assets Resulting from Operations	(376,799,587)

See notes to financial statements.

The Fund 25

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2008	Year Ended
	(Unaudited)	December 31, 2007

Operations ($):
Investment income—net	26,163,871	61,272,326
Net realized gain (loss) on investments	149,363,028	611,207,618
Net unrealized appreciation
(depreciation) on investments	(552,326,486)	(452,122,460)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(376,799,587)	220,357,484

Dividends to Shareholders from ($):
Investment income—net:
Initial Shares	(22,060,334)	(51,901,425)
Service Shares	(3,593,342)	(8,464,420)
Total Dividends	(25,653,676)	(60,365,845)

Capital Stock Transactions ($):
Net proceeds from shares sold:
Initial Shares	97,085,330	191,058,227
Service Shares	25,481,524	45,115,540
Dividends reinvested:
Initial Shares	22,060,334	51,901,425
Service Shares	3,593,342	8,464,420
Cost of shares redeemed:
Initial Shares	(279,313,556)	(1,273,704,679)
Service Shares	(79,853,103)	(132,956,416)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(210,946,129)	(1,110,121,483)
Total Increase (Decrease) in Net Assets	(613,399,392)	(950,129,844)

Net Assets ($):
Beginning of Period	3,234,920,159	4,185,050,003
End of Period	2,621,520,767	3,234,920,159
Undistributed investment income—net	1,172,727	662,532

	Six Months Ended
	June 30, 2008	Year Ended
	(Unaudited)	December 31, 2007

Capital Share Transactions:
Initial Shares
Shares sold	2,802,421	5,108,918
Shares issued for dividends reinvested	665,752	1,381,441
Shares redeemed	(8,036,609)	(33,667,185)
Net Increase (Decrease) in Shares Outstanding	(4,568,436)	(27,176,826)

Service Shares
Shares sold	727,640	1,202,179
Shares issued for dividends reinvested	108,410	224,806
Shares redeemed	(2,313,058)	(3,531,945)
Net Increase (Decrease) in Shares Outstanding	(1,477,008)	(2,104,960)

See notes to financial statements.

The Fund 27

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Month Ended June 30, 2008		Year Ended December 31,

Initial Shares	(Unaudited)	2007	2006	2005	2004	2003

Per Share Data ($):
Net asset value,
beginning of period	37.40	36.15	31.82	30.89	28.43	22.47
Investment Operations:
Investment income—net [a]	.32	.64	.56	.49	.51	.37
Net realized and unrealized
gain (loss) on investments (4.81)		1.26	4.33	.94	2.48	5.96
Total from Investment
Operations	(4.49)	1.90	4.89	1.43	2.99	6.33
Distributions:
Dividends from investment
income—net	(.32)	(.65)	(.56)	(.50)	(.53)	(.37)
Dividends from
return of capital	—	—	—	(.00)[b]	(.00)[b]	—
Total Distributions	(.32)	(.65)	(.56)	(.50)	(.53)	(.37)
Net asset value,
end of period	32.59	37.40	36.15	31.82	30.89	28.43

Total Return (%)	(12.01)[c]	5.26	15.50	4.69	10.64	28.36

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.28[d]	.27	.27	.27	.26	.28
Ratio of net expenses
to average net assets	.28[d,e]	.27	.27	.27	.26	.28
Ratio of net investment
income to average
net assets	1.87[d]	1.70	1.67	1.60	1.76	1.52
Portfolio Turnover Rate	1.68[c]	4.54	4.91	6.09	3.78	2.80

Net Assets, end of period
($ x 1,000)	2,205,480 2,702,209 3,594,085			3,616,211	3,842,397 3,771,728

[a]	Based on average shares outstanding at each month end.
[b]	Amount represents less than $.01 per share.
[c]	Not annualized.
[d]	Annualized.
[e]	Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

	Six Month Ended June 30, 2008		Year Ended December 31,

Service Shares	(Unaudited)	2007	2006	2005	2004	2003

Per Share Data ($):
Net asset value,
beginning of period	37.41	36.16	31.82	30.90	28.40	22.44
Investment Operations:
Investment income—net [a]	.28	.55	.47	.42	.46	.32
Net realized and unrealized
gain (loss) on investments	(4.81)	1.26	4.35	.93	2.46	5.93
Total from Investment Operations	(4.53)	1.81	4.82	1.35	2.92	6.25
Distributions:
Dividends from investment
income—net	(.28)	(.56)	(.48)	(.43)	(.42)	(.29)
Dividends from return of capital	—	—	—	(.00)[b]	(.00)[b]	—
Total Distributions	(.28)	(.56)	(.48)	(.43)	(.42)	(.29)
Net asset value, end of period	32.60	37.41	36.16	31.82	30.90	28.40

Total Return (%)	(12.13)[c]	4.99	15.21	4.43	10.35	28.05

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.52[d]	.52	.52	.52	.51	.53
Ratio of net expenses
to average net assets	.52[d,e]	.52	.52	.52	.51	.53
Ratio of net investment income
to average net assets	1.62[d]	1.45	1.43	1.35	1.59	1.27
Portfolio Turnover Rate	1.68[c]	4.54	4.91	6.09	3.78	2.80

Net Assets, end of period
($ x 1,000)	416,040 532,711		590,965	530,037	503,456	283,150

[a]	Based on average shares outstanding at each month end.
[b]	Amount represents less than $.01 per share.
[c]	Not annualized.
[d]	Annualized.
[e]	Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

The Fund 29

NOTES TO FINANCIAL STATEMENTS ( U n a u d i t e d )

NOTE 1—Significant Accounting Policies:

Dreyfus Stock Index Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company, that is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of life insurance companies.The fund’s investment objective is to match the total return of the Standard and Poor’s 500 Composite Stock Price Index.The Dreyfus Corporation (the “Manager”or “Dreyfus”),a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Mellon Capital Management Corporation (“Mellon Capital”), an indirect wholly-owned subsidiary of BNY Mellon, serves as the fund’s index manager.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue 400 million shares of $.001 par value Common Stock in each of the following classes of shares: Initial shares (250 million shares authorized) and Service shares (150 million shares authorized). Initial shares are subject to a shareholder services fee and Service shares are subject to a distribution fee. Each class of shares has identical rights and privileges, except with respect to the distribution plan and shareholder services plan and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which requires the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered open-end investment companies that are not traded on an exchange are valued at their net asset value.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

The Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

Various inputs are used in determining the value of the fund’s investments relating to FAS 157.

These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the fund’s investments carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities ($)	Instruments ($)†

Level 1—Quoted Prices	2,786,871,990	(2,021,867)
Level 2—Other Significant
Observable Inputs	6,433,695	0
Level 3—Significant
Unobservable Inputs	0	0
Total	2,793,305,685	(2,021,867)

† Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has arrangements with the custodian and cash management banks whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

Pursuant to a securities lending agreement with Mellon Bank, N.A. (“Mellon Bank”), a subsidiary of BNY Mellon and a Dreyfus affiliate, the fund may lend securities to qualified institutions. It is the fund’s policy, that at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, U.S. Government and Agency securities or Letters of Credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction.Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended June 30, 2008, Mellon Bank earned $249,948 from lending fund portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are declared and paid on a quarterly basis. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

During the current year, the fund adopted FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. The adoption of FIN 48 had no impact on the operations of the fund for the period ended June 30, 2008.

As of and during the period ended June 30, 2008, the fund did not have any liabilities for any unrecognized tax benefits.The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended December 31, 2007, remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $68,637,255 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to December 31, 2007. If not applied, $3,448,291 of the carryover expires in fiscal 2011, $15,235,400 expires in fiscal 2012 and $49,953,564 expires in fiscal 2013.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2007 was as follows: ordinary income $60,365,845. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the “Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing. During the period ended June 30, 2008, the fund did not borrow under the Facility.

NOTE 3—Management Fee, Index Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a Management Agreement with Dreyfus, the management fee is computed at the annual rate of .245% of the value of the fund’s average daily net assets, and is payable monthly. Dreyfus has agreed to pay Mellon Capital a monthly index-management fee at the annual rate of .095% of the value of the fund’s average daily net assets. Dreyfus has undertaken from January 1, 2008 until such time as they give shareholders at least 180 days notice to the contrary that if any full fiscal year

The Fund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

the fund’s aggregate expenses exclusive of brokerage commissions, Rule 12b-1 distribution plan fees, transaction fees and extraordinary expenses, exceed an annual rate of .40% of the fund’s average daily net assets, the fund may deduct from the payments to be made to Dreyfus, or Dreyfus will bear, such excess expense. During the period ended June 30, 2008, there was no expense reimbursement pursuant to the undertaking.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing their shares, for servicing and/or maintaining Service shares shareholder accounts and for advertising and marketing for Service shares.The Plan provides payments to be made at an annual rate of .25% of the value of the Service shares average daily net assets. The Distributor may make payments to Participating Insurance Companies and brokers and dealers acting as principal underwriter for their variable insurance products. The fees payable under the Plan are payable without regard to actual expenses incurred. During the period ended June 30, 2008, Service shares were charged $576,259 pursuant to the Plan.

(c) Under the Shareholder Services Plan, Initial shares reimburse the Distributor an amount not to exceed an annual rate of .25% of the value of the Initial shares’ average daily net assets for certain allocated expenses with respect to servicing and/or maintaining Initial shares shareholder accounts. During the period ended June 30, 2008, Initial shares were charged $9,117 pursuant to the Shareholders Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended June 30, 2008, the fund was charged $568 pursuant to the transfer agency agreement.

The fund compensates The Bank of New York, a subsidiary of BNY Mellon and a Dreyfus affiliate, under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended June 30, 2008, the fund was charged $75 pursuant to the cash management agreement.

The fund compensates Mellon Trust of New England, N.A., under a custody agreement for providing custodial services for the fund. During the period ended June 30, 2008, the fund was charged $14,574 pursuant to the custody agreement.

During the period ended June 30, 2008, the fund was charged $2,820 for services performed by the Chief Compliance Officer which is included in miscellaneous expenses.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $552,903, Rule 12b-1 distribution plan fees $90,263, shareholder services plan fees $1,000, chief compliance officer fees $2,820 and transfer agency per account fees $210.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures, during the period ended June 30, 2008, amounted to $48,016,347 and $286,269,780, respectively.

The fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the fund to “mark to market” on a daily basis, which reflects the change in the market value of the contract at the close of each day’s trading. Typically, variation margin payments are received or made to reflect daily unrealized gains or losses.When the contracts are closed, the fund recognizes a realized gain or loss.These investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board

The Fund 37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

of Trade on which the contract is traded and is subject to change. Contracts open at June 30, 2008 are set forth in the Statement of Financial Futures.

At June 30, 2008, accumulated net unrealized appreciation on investments was $736,386,084, consisting of $1,018,047,979 gross unrealized appreciation and $281,661,895 gross unrealized depreciation.

At June 30, 2008, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

In March 2008, the FASB released Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements.The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years.At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements and the accompanying notes has not yet been determined.

NOTE 5—Subsequent Event:

Effective July 1, 2008, BNY Mellon has reorganized and consolidated a number of its banking and trust company subsidiaries. As a result of the reorganization, any services previously provided to the fund by Mellon Bank, N.A. or Mellon Trust of New England, N.A. are now provided by The Bank of New York, which has changed its name to The Bank of New York Mellon.

INFORMATION ABOUT THE REVIEW AND APPROVAL
OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board held on March 4 and 5, 2008, the Board unanimously approved the continuation of the fund’s Management Agreement with Dreyfus for a one-year term ending March 30, 2009. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus. In approving the continuance of the Management Agreement, the Board considered all factors that they believed to be relevant, including, among other things, the factors discussed below.

Analysis of Nature, Extent and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of Dreyfus regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent and quality of the services provided to the fund pursuant to its Management Agreement. Dreyfus’s representatives reviewed the fund’s distribution of accounts and the relationships Dreyfus has with various intermediaries and the different needs of each. Dreyfus’s representatives noted the various distribution channels for the fund as well as the diverse methods of distribution among other funds in the Dreyfus fund complex, and Dreyfus’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including those of the fund. Dreyfus also provided the number of accounts investing in the fund, as well as the fund’s asset size.

The Board members also considered Dreyfus’s research and portfolio management capabilities and Dreyfus’s oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board members also considered Dreyfus’s extensive administrative, accounting and compliance infrastructure.

The Fund 39

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board members reviewed the fund’s performance, management fee and expense ratio, placing significant emphasis on comparative data supplied by Lipper, Inc., an independent provider of mutual fund data, including contractual and actual (net of fee waivers and expense reimbursements) management fees, operating expense components and total return performance.The fund’s performance was compared to that of a Performance Group consisting of S&P 500 Index Funds underlying variable annuity products selected by Lipper, and a Performance Universe consisting of all S&P 500 Index Funds underlying variable annuity products. Similarly, the fund’s contractual and actual management fee and operating expenses were compared to those of an Expense Group, consisting of the same funds as are in the Performance Group and an Expense Universe consisting of the same funds as are in the Performance Universe, excluding outliers.As part of its review of expenses, the Board also considered other fund expenses, such as transfer agent fees, custody fees, 12b-1 or non-12b-1 service fees (if any), and other non-management fees.

In its review of performance, the Board noted, among other things, that the fund’s average annual total return was in the second quartile in the Performance Group, and first quartile in the Performance Universe for the one-, two-, and three-year periods ended January 31, 2008.

In its review of the fund’s management fee and operating expenses, the Board examined the range of management fees and expense ratios of the fund noting, among other things, that the fund’s management fee was in the second quartile of the Expense Group and the third quartile of the Expense Universe, but its total expenses were in the first quartile of both the Expense Group and Expense Universe (the first quartile represents funds with the lowest fees).

Representatives of Dreyfus noted that there were no similar funds managed by Dreyfus or its affiliates underlying variable annuity products.

Analysis of Profitability and Economies of Scale. Dreyfus’s representatives reviewed the dollar amount of expenses allocated and profit received by Dreyfus and the method used to determine such expenses and profit. The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund investors. The Board members also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements with respect to trading the fund’s investments.

It was noted that the Board members should consider Dreyfus’s profitability with respect to the fund as part of their evaluation of whether the fees under the Management Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been static or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. It also was noted that the profitability percentage for managing the fund was within ranges determined by appropriate court cases to be reasonable given the services rendered and generally superior service levels provided.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent and quality of the ser vices provided by Dreyfus are adequate and appropriate.
  The Board generally was satisfied with the fund’s performance.

The Fund 41

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

  The Board concluded that the fee paid by the fund to Dreyfus was reasonable in light of the services provided, comparative performance, expense and advisory fee information, costs of the services provided and profits to be realized and benefits derived or to be derived by Dreyfus from its relationship with the fund.
  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the management fee rate charged to the fund and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that continuation of the fund’s Management Agreement was in the best interests of the fund and its shareholders.

NOTES

For More Information

Dreyfus Stock Index Fund, Inc.
200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Index Fund Manager

Mellon Capital Management Corporation
50 Fremont Street
Suite 3900
San Francisco, CA 94105

Custodian

The Bank of New York Mellon
One Wall Street
New York, NY 10286

Transfer Agent & Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Telephone Call your financial representative or 1-800-554-4611

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144
Attn: Investments Division

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2008, is available at http://www.dreyfus.com and on the SEC's website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

© 2008 MBSC Securities Corporation

0763SA0608

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Investments.
(a)	Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED END FUNDS ONLY]

Item 10. Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders. Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Stock Index Fund, Inc.

By:	/s/ J. David Officer
J. David Officer,
President

Date:	August 13, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer,
President

Date:	August 13, 2008

By:	/s/ J. David Officer
James Windels,
Treasurer

Date:	August 13, 2008

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)